TRADE ACCOUNTS RECEIVABLE (Reconcilation of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE [Abstract]
Allowance for doubtful accounts at beginning of year	$ 1,004	$ 964	$ 983
Provision	251	130	156
Translation adjustments	(4)	(3)	(1)
Accounts receivable written off	(154)	(87)	(174)
Allowance for doubtful accounts at end of year	$ 1,097	$ 1,004	$ 964